Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

10.           Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Land	85,627	13,248
Buildings and improvements	157,348	24,344
Plant and machinery	327,140	50,613
Furniture and office equipment	96,160	14,877
Motor vehicles	39,909	6,175
Construction in progress	16,008	2,477
	722,192	111,734
Less: Accumulated depreciation	(211,539)	(32,728)

	510,653	79,006

Depreciation expense was RMB4,442,275  (US$687,286) for the six months ended June 30, 2011.